Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues		$ 16,477,041	$ 12,809,211	$ 11,574,877
Cost of revenues		14,576,205	11,401,940	10,772,530
Gross profit		1,900,836	1,407,271	802,347
Operating expenses
Selling expenses		996,439	214,672	127,214
General and administrative expenses		10,253,273	890,089	1,093,703
Research and development expenses		227,062	238,150	300,519
Total operating expenses		11,476,774	1,342,911	1,521,436
(Loss) income from operations		(9,575,938)	64,360	(719,089)
Other income (expenses)
Interest income (expense), net		3,349	(31,510)	(24,030)
Government subsidy income			5,823	33,654
Other income (expenses), net		111,615	(3,456)	(321,112)
Other income (expenses), net		114,964	(29,143)	(311,488)
Income (loss) before income tax		(9,460,974)	35,217	(1,030,577)
Less: income tax expense		19,050	28,530	32,239
Net (loss) income		(9,480,024)	6,687	(1,062,816)
Foreign currency translation gain (loss)		85,760	(71,274)	(46,538)
Total other comprehensive income (loss)		85,760	(71,274)	(46,538)
Less: net income (loss) attributable to non-controlling interests		51,895	15,437	(45,739)
Net loss attributable to common shareholders of Baiya International Group Inc.		(9,531,919)	(8,750)	(1,017,077)
Comprehensive income (loss)
Net income (loss)		(9,480,024)	6,687	(1,062,816)
Other comprehensive income (loss)
Foreign currency translation gain (loss)		85,760	(71,274)	(46,538)
Total other comprehensive income (loss)		85,760	(71,274)	(46,538)
Total comprehensive loss		(9,394,264)	(64,587)	(1,109,354)
Less: comprehensive income (loss) attributable to noncontrolling interest		63,586	11,874	(48,095)
Comprehensive loss attributable to common shareholders of Baiya International Group Inc.		$ (9,457,850)	$ (76,461)	$ (1,061,259)
Net loss per common share
Basic (in Dollars per share)	[1]	$ (5.04)	$ (0.02)	$ (2.66)
Diluted (in Dollars per share)	[1]	$ (5.04)	$ (0.02)	$ (2.66)
Weighted average number of common shares outstanding
Basic (in Shares)	[1]	1,892,759	400,000	400,000
Diluted (in Shares)	[1]	1,892,759	400,000	400,000

[1]	retroactively reflect 1-for-25 reverse stock split effective on December 29, 2025